Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ thousands)	Adjusted EBITDA ($ thousands)
					TSR	Peer Group TSR
(a)(1)	(b)(2)	(c)(3)	(d)(4)	(e)(3)	(f)(5)	(g)(5)	(h)	(i)(6)
2023	$62,920	$(9,366,735)	$839,511	$(1,548,032)	$17.12	$103.84	$(311,660)	$(161,301)
2022	$32,546,430	$23,624,938	$4,952,433	$2,024,265	$28.75	$109.62	$(217,490)	$(150,740)

(1)
PEO and Non-PEO NEOs for Fiscal 2023 and Fiscal 2022 included:

Fiscal Year	PEO	Non-PEO NEOs
2023	Anne Wojcicki	Joseph Selsavage, Kathy Hibbs, Kenneth Hillan, Paul Johnson, and Steven Schoch
2022	Anne Wojcicki	Steven Schoch, Kathy Hibbs, Kenneth Hillan, and Paul Johnson
In reliance on Instruction 2 to Item 402(v) of Regulation S-K, the Company is providing information for Fiscal 2023 and Fiscal 2022 only.
(2)
The dollar amounts reported in column (b) are the amounts of total compensation reported for the Company’s PEO for each corresponding fiscal year in the “Total” column of the SCT. Refer to the SCT set forth on page 50 of this Proxy Statement for further detail.

(3)
The dollar amounts reported in columns (c) and (e) represent the amounts of CAP to PEO and average CAP to Non-PEO NEOs, respectively. CAP does not necessarily represent cash and/or equity value transferred to the PEO or applicable Non-PEO NEO without restriction, but rather is a value calculated in accordance with applicable SEC rules. As the Company does not have a defined benefit plan, no adjustments for pension benefits are included in the below tables. Similarly, no adjustments were made for dividends, as the Company has not paid any dividends.

	Fiscal 2022	Fiscal 2023
SCT Total	$32,546,430	$62,920
Less: Value of Stock Awards Reported in SCT	$32,487,150	$0
Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$21,668,681	$0
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Year End	$0	$(7,826,979)
Plus: Fair Value of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year	$1,896,976	$0
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Year End	$0	$(1,602,676)
Less: Fair Value as of Prior Fiscal Year End of Equity Awards that Failed to Meet Applicable Vesting Conditions	$0	$0
CAP	$23,624,938	$(9,366,735)
The following table set forth the adjustments made to calculate average CAP to Non-PEO NEOs, as shown in column (e):
	Fiscal 2022	Fiscal 2023
SCT Total	$4,952,433	$839,511
Less: Value of Stock Awards Reported in SCT	$4,448,709	$252,189
Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$4,518,904	$134,076
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Year End	$(2,737,032)	$(1,346,874)
Plus: Fair Value of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year	$206,716	$27,145
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Year End	$(468,048)	$(356,039)
Less: Fair Value as of Prior Fiscal Year End of Equity Awards that Failed to Meet Applicable Vesting Conditions	$0	$593,662
CAP	$2,024,265	$(1,548,032)

(4)
The dollar amounts reported in column (d) are the average amounts of total compensation reported for the Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the SCT. Refer to the SCT as set forth on page 50 of this Proxy Statement.

(5)
For purposes of calculating peer group total shareholder return (“TSR”), the S&P 500 Healthcare Sector Index (the “Peer Group TSR”) was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in our Annual Report on Form 10-K for Fiscal 2023. In accordance with applicable SEC rules, the Peer Group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on June 17, 2021 (the date the Company’s Class A common stock commenced publicly trading), through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.

(6)
We identified Adjusted EBITDA for Fiscal 2023 as our Company-Selected Measure that represents, in our view, the most important measure used to link CAP to performance. Adjusted EBITDA was the most heavily-weighted performance measure in the Fiscal 2023 AIP. Adjusted EBITDA is a non-GAAP measure. We define Adjusted EBITDA as net income (loss) before net interest income (expense), net other income (expense), income tax expenses (benefit), depreciation and amortization, impairment charges, stock-based compensation expense, acquisition-related costs, and other items that are considered unusual or not representative of underlying trends of our business, including but not limited to: changes in fair value of warrant liabilities, litigation settlement, and restructuring and other charges, if applicable for the periods presented.

Company Selected Measure Name	Adjusted EBITDA
Peer Group Issuers, Footnote
(5)
For purposes of calculating peer group total shareholder return (“TSR”), the S&P 500 Healthcare Sector Index (the “Peer Group TSR”) was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in our Annual Report on Form 10-K for Fiscal 2023. In accordance with applicable SEC rules, the Peer Group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on June 17, 2021 (the date the Company’s Class A common stock commenced publicly trading), through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.

PEO Total Compensation Amount	$ 62,920	$ 32,546,430
PEO Actually Paid Compensation Amount	$ (9,366,735)	23,624,938
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (b) are the amounts of total compensation reported for the Company’s PEO for each corresponding fiscal year in the “Total” column of the SCT. Refer to the SCT set forth on page 50 of this Proxy Statement for further detail.

(3)
The dollar amounts reported in columns (c) and (e) represent the amounts of CAP to PEO and average CAP to Non-PEO NEOs, respectively. CAP does not necessarily represent cash and/or equity value transferred to the PEO or applicable Non-PEO NEO without restriction, but rather is a value calculated in accordance with applicable SEC rules. As the Company does not have a defined benefit plan, no adjustments for pension benefits are included in the below tables. Similarly, no adjustments were made for dividends, as the Company has not paid any dividends.

	Fiscal 2022	Fiscal 2023
SCT Total	$32,546,430	$62,920
Less: Value of Stock Awards Reported in SCT	$32,487,150	$0
Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$21,668,681	$0
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Year End	$0	$(7,826,979)
Plus: Fair Value of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year	$1,896,976	$0
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Year End	$0	$(1,602,676)
Less: Fair Value as of Prior Fiscal Year End of Equity Awards that Failed to Meet Applicable Vesting Conditions	$0	$0
CAP	$23,624,938	$(9,366,735)

Non-PEO NEO Average Total Compensation Amount	$ 839,511	4,952,433
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,548,032)	2,024,265
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in columns (c) and (e) represent the amounts of CAP to PEO and average CAP to Non-PEO NEOs, respectively. CAP does not necessarily represent cash and/or equity value transferred to the PEO or applicable Non-PEO NEO without restriction, but rather is a value calculated in accordance with applicable SEC rules. As the Company does not have a defined benefit plan, no adjustments for pension benefits are included in the below tables. Similarly, no adjustments were made for dividends, as the Company has not paid any dividends.
The following table set forth the adjustments made to calculate average CAP to Non-PEO NEOs, as shown in column (e):
	Fiscal 2022	Fiscal 2023
SCT Total	$4,952,433	$839,511
Less: Value of Stock Awards Reported in SCT	$4,448,709	$252,189
Plus: Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	$4,518,904	$134,076
Plus: Change in Fair Value of Outstanding and Unvested Equity Awards from Prior Fiscal Year End	$(2,737,032)	$(1,346,874)
Plus: Fair Value of Equity Awards Granted in Fiscal Year that Vested During Fiscal Year	$206,716	$27,145
Plus: Change in Fair Value of Vested Equity Awards Granted from Prior Fiscal Year End	$(468,048)	$(356,039)
Less: Fair Value as of Prior Fiscal Year End of Equity Awards that Failed to Meet Applicable Vesting Conditions	$0	$593,662
CAP	$2,024,265	$(1,548,032)
(4)
The dollar amounts reported in column (d) are the average amounts of total compensation reported for the Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the SCT. Refer to the SCT as set forth on page 50 of this Proxy Statement.

Compensation Actually Paid vs. Net Income
The following chart illustrates a comparison of the Company’s Net Income (Loss) versus CAP to PEO and CAP to Non-PEO NEOs for Fiscal 2022 and Fiscal 2023. The CAP values are positively correlated to Net Income (Loss) over the measurement period, although no portion of the PEO’s or the Non-PEO NEOs’ compensation is directly tied to Net Income (Loss).

Compensation Actually Paid vs. Company Selected Measure
The following chart illustrates a comparison of the Company’s Adjusted EBITDA* versus CAP to PEO and CAP to Non-PEO NEOs for Fiscal 2022 and Fiscal 2023. Adjusted EBITDA is the primary performance metric used by the PEO to evaluate the performance of each business segment. It is also used by management and the Board to understand and evaluate ongoing performance trends and to develop the annual budget, as well as to develop the Company’s short- and long-term operating plans. Additionally, Adjusted EBITDA was the most heavily-weighted performance measure in the Fiscal 2023 AIP.

Total Shareholder Return Vs Peer Group
The following chart illustrates a comparison of the Company’s cumulative TSR versus the cumulative Peer Group TSR from June 17, 2021 through the end of Fiscal 2023. The CAP values are aligned with the Company’s stock price performance and reflect the Company’s use of equity incentives that are directly related to stock price performance.

Tabular List, Table
Important Financial Performance Measures
For Fiscal 2023, Adjusted EBITDA* was the only financial performance measure used by the Company to link CAP (for all NEOs) to Company performance. Because there was only one metric, the Company chose not to use a tabular format. For additional information related to how the Compensation Committee assessed the Company’s performance and established compensation for the NEOs, see the Compensation Discussion and Analysis section of this Proxy Statement.
* Adjusted EBITDA is a non-GAAP measure. We define Adjusted EBITDA as net income (loss) before net interest income (expense), net other income (expense), income tax expenses (benefit), depreciation and amortization, impairment charges, stock-based compensation expense, acquisition-related costs, and other items that are considered unusual or not representative of underlying trends of our business, including but not limited to: changes in fair value of warrant liabilities, litigation settlement, and restructuring and other charges, if applicable for the periods presented.

Total Shareholder Return Amount	$ 17.12	28.75
Peer Group Total Shareholder Return Amount	103.84	109.62
Net Income (Loss)	$ (311,660,000)	$ (217,490,000)
Company Selected Measure Amount	(161,301,000)	(150,740,000)
PEO Name	Anne Wojcicki
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(6)
We identified Adjusted EBITDA for Fiscal 2023 as our Company-Selected Measure that represents, in our view, the most important measure used to link CAP to performance. Adjusted EBITDA was the most heavily-weighted performance measure in the Fiscal 2023 AIP. Adjusted EBITDA is a non-GAAP measure. We define Adjusted EBITDA as net income (loss) before net interest income (expense), net other income (expense), income tax expenses (benefit), depreciation and amortization, impairment charges, stock-based compensation expense, acquisition-related costs, and other items that are considered unusual or not representative of underlying trends of our business, including but not limited to: changes in fair value of warrant liabilities, litigation settlement, and restructuring and other charges, if applicable for the periods presented.

PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 32,487,150
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	21,668,681
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,826,979)	0
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,896,976
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,602,676)	0
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	252,189	4,448,709
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,076	4,518,904
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,346,874)	(2,737,032)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,145	206,716
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(356,039)	(468,048)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 593,662	$ 0